EXHIBIT 99.9

Clarifii data compare report

Redaction ID	Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
1042928	XXXX	XXXX	XXXX	XXXX	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	0	5260.63	DSCR
1053871	XXXX	XXXX	XXXX	XXXX	Amount of Other Lien	titlePage	0	XXXX	Only 1st lien on property